Intangible assets, net - Amortization (Details) ¥ in Millions, $ in Millions	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Estimated aggregate amortization expenses
2018		¥ 6,129
2019		2,880
2020		906
2021		429
2022		417
Thereafter		3,347
Net book value	$ 2,050	¥ 14,108	¥ 5,370